Eaton Vance
Virginia Municipal Income Fund
May 31, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 98.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 6.2%
Virginia Resources Authority, (Pooled Financing Program):
4.00%, 11/1/41	$1,500	$ 1,464,165
5.00%, 11/1/30	1,075	1,187,058
5.25%, 11/1/47	500	549,525
Virginia Resources Authority, (State Revolving Fund), 3.00%, 10/1/40	500	413,990
		$ 3,614,738
Education — 2.6%
Alexandria Industrial Development Authority, VA, (Episcopal High School), 4.00%, 1/1/36	$1,000	$ 1,003,060
Virginia College Building Authority, (University of Richmond), (SPA: U.S. Bank, N.A.), 4.10%, 11/1/36(1)	500	500,000
		$ 1,503,060
Electric Utilities — 2.6%
Richmond, VA, Public Utility Revenue, 4.25%, 1/15/53	$1,500	$ 1,493,235
		$ 1,493,235
Escrowed/Prerefunded — 1.3%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), Prerefunded to 10/1/25, 5.00%, 10/1/30	$750	$ 762,645
		$ 762,645
General Obligations — 14.5%
Bristol, VA, 5.00%, 9/1/27	$1,000	$ 1,013,750
Falls Church, VA, 3.00%, 7/15/41	1,000	817,260
Loudoun County, VA, 4.00%, 12/1/38	1,045	1,062,535
Lynchburg, VA, 4.00%, 6/1/44	1,000	976,840
Newport News, VA, 4.00%, 2/1/42	1,650	1,647,096
Puerto Rico:
0.00%, 7/1/33	750	498,090
5.625%, 7/1/29	1,000	1,076,350
Virginia, 2.00%, 6/1/28	1,425	1,294,028
		$ 8,385,949
Hospital — 13.1%
Albemarle County Economic Development Authority, VA, (Sentara Martha Jefferson Hospital), (SPA: TD Bank, N.A.), 4.00%, 10/1/48(1)	$200	$ 200,000
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Fairfax County Industrial Development Authority, VA, (Inova Health System Project):
4.00%, 5/15/48	$1,230	$ 1,180,886
5.00%, 5/15/44	1,000	1,000,000
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	1,000	952,000
Virginia Commonwealth University Health System Authority, 4.00%, 7/1/54	1,500	1,379,175
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	2,000	1,854,160
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/36	1,000	1,008,320
		$ 7,574,541
Housing — 8.0%
Harrisonburg Redevelopment and Housing Authority, VA, (Wesley Apartments), 4.00% to 12/1/26 (Put Date), 12/1/28	$1,640	$ 1,635,720
Virginia Housing Development Authority:
4.10%, 10/1/27	2,000	2,000,800
4.40%, 10/1/44	1,000	978,640
		$ 4,615,160
Industrial Development Revenue — 1.7%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$1,035	$ 937,162
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(2)	60	58,751
		$ 995,913
Insured - Education — 4.0%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,155	$ 2,343,864
		$ 2,343,864
Insured - Electric Utilities — 1.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$ 986,860
		$ 986,860
Insured - Hospital — 1.9%
Isle of Wight County Economic Development Authority, VA, (Riverside Health System), (AGM), 5.25%, 7/1/43	$1,000	$ 1,085,980
		$ 1,085,980

Eaton Vance
Virginia Municipal Income Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 3.0%
Chesapeake Bay Bridge and Tunnel District, VA, (General Resolution), (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	$1,710	$ 1,719,097
		$ 1,719,097
Lease Revenue/Certificates of Participation — 3.8%
Virginia Port Authority, 5.25%, 7/1/48	$1,000	$ 1,096,030
Virginia Public Building Authority, (AMT), 4.00%, 8/1/39	1,140	1,099,735
		$ 2,195,765
Senior Living/Life Care — 7.6%
James City County Economic Development Authority, VA, (Williamsburg Landing), 5.75%, 12/1/28	$640	$ 643,674
James City County Economic Development Authority, VA, (WindsorMeade), 4.00%, 6/1/41	620	524,247
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/34	1,500	1,467,570
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay):
5.00%, 9/1/34	1,150	1,180,843
7.00%, 9/1/53	500	557,440
		$ 4,373,774
Special Tax Revenue — 1.9%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 196,898
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/24	17	16,950
0.00%, 7/1/27	17	15,158
0.00%, 7/1/29	17	14,056
0.00%, 7/1/31	22	16,764
0.00%, 7/1/33	50	34,962
0.00%, 7/1/46	287	91,926
0.00%, 7/1/51	328	78,008
4.50%, 7/1/34	110	110,237
4.536%, 7/1/53	3	2,881
5.00%, 7/1/58	512	512,164
		$ 1,090,004
Transportation — 12.4%
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/44	$2,750	$ 2,827,193
Northern Virginia Transportation Commission, Green Bonds, 5.00%, 6/1/47	1,000	1,071,000
Virginia Port Authority, (AMT), 5.00%, 7/1/45	1,000	997,120
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 5.00%, 7/1/38	$1,200	$ 1,247,244
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	1,000	1,005,330
		$ 7,147,887
Water and Sewer — 11.9%
Fairfax County Water Authority, VA, 5.25%, 4/1/27	$1,795	$ 1,889,094
Fairfax County, VA, Sewer Revenue, 4.00%, 7/15/40	880	887,392
Hampton Roads Sanitation District, VA:
3.00%, 8/1/36	490	439,466
4.00%, 10/1/38	1,690	1,704,788
Loudoun County Sanitation Authority, VA, Water and Sewer System Revenue, 4.00%, 1/1/32	2,000	1,986,660
		$ 6,907,400
Total Tax-Exempt Municipal Obligations (identified cost $56,653,264)		$56,795,872

Taxable Municipal Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.6%
Virginia Resources Authority, (Pooled Financing Program), 1.816%, 11/1/29	$415	$ 356,921
		$ 356,921
General Obligations — 0.2%
Portsmouth, VA, 2.20%, 7/15/37	$165	$ 118,735
		$ 118,735
Total Taxable Municipal Obligations (identified cost $580,000)		$ 475,656
Total Investments — 99.0% (identified cost $57,233,264)		$57,271,528
Other Assets, Less Liabilities — 1.0%		$ 588,880
Net Assets — 100.0%		$57,860,408

Eaton Vance
Virginia Municipal Income Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2024.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2024, the aggregate value of these securities is $255,649 or 0.4% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2024, 10.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.9% to 8.8% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at May 31, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$56,795,872	$ —	$56,795,872
Taxable Municipal Obligations	—	475,656	—	475,656
Total Investments	$ —	$57,271,528	$ —	$57,271,528
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
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